Recurring Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Recurring Fair Value Measurements
NOTE
11-RECURRING
FAIR VALUE MEASUREMENT
As of March 31, 2024, investment securities in the Company’s Trust Account consisted of $
804,228,813

in a demand deposit account. As of December 31, 2023, investment securities in the Company’s Trust Account consisted of $
794,750,266
 in a money market fund. See Note 6 for fair value information for the Trust Account.
The fair value of private placement warrants was initially and subsequently measured at fair value using a Black-Scholes Option Pricing Model. For the three months ended March 31, 2024, the Company recognized a gain resulting from a decrease in the fair value of the private placement warrants of $
234,667
. The gain from change in fair value of the private placement warrants are presented as change in fair value of warrant liability in the accompanying unaudited consolidated statement
of operations. For the three months ended March 31, 2023, the Company recognized a gain resulting from a decrease in the fair value of the private placement warrants of $
469,333
, presented as change in fair value of warrant liability in the accompanying unaudited consolidated statement
of operations.
The following table sets forth by level within the fair value hierarchy the Company’s liability that was accounted for at fair value on a recurring basis:

	(Level 1)	(Level 2)	(Level 3)
Private placement warrants as of March 31, 2024	$—	$—	$234,667
PIPE with reduction right liability as of March 31, 2024	$—	$—	$19,399,127

	(Level 1)	(Level 2)	(Level 3)
Private placement warrants as of December 31, 2023	$—	$—	$469,333
PIPE with reduction right liability as of December 31, 2023	$—	$—	$18,253,010
The following table provides quantitative information regarding Level 3 fair value measurements inputs as of their measurement dates:

	March 31, 2024		December 31, 2023
Ordinary share price	$10.70		$10.60
Exercise price	$11.50		$11.50
Volatility	40%		45%
Term	5.11		5.28
Risk-free rate	4.21%		3.85%
Dividend yield	0%		0%
Probability of completing Lionsgate Business Combination (1)	94.9%		91.0%
Probability of completing a different business combination	0.6	% (2)	0.8	% (3)

Note:	The private placement will be forfeited for no consideration if the announced Lionsgate Business Combination is completed (estimated probability of 94.9 % as of March 31, 2024).

(1)
Estimated by solving for the implied probability of completing the Lionsgate Business Combination based on the public warrant price and the contemplated exchange price of $0.50, adjusted for the time value of money.

(2)
Derived as follows: 11%*(1-94.9%), where
11
% represents the probability of completing a different business combination based on public trading of rights for special purpose acquisition companies and
94.9
% represents the probability of completing the Lionsgate Business Combination.

(3)
Derived as follows: 9%*(1-91%), where

9
% represents the probability of completing a different business combination based on public trading of rights for special purpose acquisition companies and
91
% represents the probability of completing the Lionsgate Business Combination.

The change in the fair value of the warrant liabilities for the three months ended March 31, 2024 and 2023 is summarized as follows:

Level 3 Derivative warrant liability at December 31, 2023	$469,333
Change in fair value of derivative warrant liability	(234,666)

Level 3 Derivative warrant liability at March 31, 2024	$234,667

Level 3 Derivative warrant liability at December 31, 202 2	$3,285,333
Change in fair value of derivative warrant liability	(469,333)

Level 3 Derivative warrant liability at March 31, 202 3	$2,816,000

The following table provides quantitative information regarding Level 3 fair value measurement inputs for the PIPE with reduction right liability as of their measurement dates:

Inputs:	As of March 31, 2024	As of December 31, 2023
Ordinary share stock price	$10.70	$10.60
Term (1)	0.11	0.28
Risk-free rate of interest (2)	5.37%	5.20%
Probability of completing the Lionsgate Business Combination (3)	94.9%	91%

(1)	Assumes the transaction closes on May 10, 2024 as of March 31, 2024 and April 10, 2024 as of December 31, 2023.
(2)	Reflects 1-month U.S. treasury bill rate as of March 31, 2024 and 3-month U.S. treasury bill rate as of December 31, 2023.
(3)
Estimated by solving for the implied probability of completing the Lionsgate Business Combination based on the public warrant price and the contemplated exchange price of $0.50, adjusted for the time value of money.

The change in the fair value of the PIPE with reduction right liability for the quarter ended March 31, 2024 is summarized as follows:

Level 3 PIPE reduction right liability December 31, 2022	$—
Issuance of PIPE with reduction right liability on December 22, 2023	18,797,300
Change in fair value of PIPE reduction right liability	(544,290)

Level 3 PIPE reduction right liability December 31, 2023	18,253,010
Change in fair value of PIPE reduction right liability	1,146,117

Level 3 PIPE reduction right liability March 31, 2024	$19,399,127

Note 11-Recurring Fair Value Measurements

As of December 31, 2023, investment securities in the Company’s Trust Account consisted of $
794,750,266
in a money market fund. As of December 31, 2022, investment securities in the Company’s Trust Account consisted of $
759,271,905
in United States Treasury Bills and $
441,037 held in money market fund. See Note 6 for fair value information for the Trust Account.
The fair value of private placement warrants was initially and subsequently measured at fair value using a Black-Scholes Option Pricing Model. For the year
s

ended December 31, 2023 and 2022, the Company recognized a gain resulting from a decrease in the fair value of the private placement warrants of $2,816,000 and $14,197,333, respectively. The gains are presented as change in fair value of warrant liability in the accompanying consolid ate
d statements of operations.
The fair value of the PIPE with reduction right liability was initially and subsequently measured at fair value utilizing observable market prices for public shares, relative to the present value of contractual cash proceeds, each adjusted for the probability of closing the Business Combination with StudioCo. For the year ended December 31, 2023, the Company recognized a PIPE with reduction right expense of $18,797,300 and a gain resulting from a decrease in the fair value of the PIPE with reduction right liability of $544,290. The gain is presented as a change in fair value of PIPE with reduction right liability in the accompanying consolidated statements of operations.

The following table sets forth by level within the fair value hierarchy the Company’s liabilities that were accounted for at fair value on a recurring basis:

	(Level 1)	(Level 2)	(Level 3)

Private placement warrants as of December 31, 2023	$—	$—	$469,333
PIPE with reduction right liability as of December 31, 2023	$—	$—	$18,253,010

	(Level 1)	(Level 2)	(Level 3)
Private placement warrants as of December 31, 2022	$—	$—	$3,285,333
The following table provides quantitative information regarding Level 3 fair value measurement inputs for the private placement warrants as of their measurement dates:

Inputs:	As of December 31, 2023		As of December 31, 2022

Ordinary share stock price	$10.60		$9.94
Exercise price	11.50		11.50
Volatility	45%		31%
Term	5.28		5.75
Risk-free rate of interest	3.85%		3.98%
Dividend yield	0%		0%
Probability of completing the Business Combination	91	% (1)	N/A
Probability of completing a different business combination	0.8	% (2)	9	% (3)

Note: The private placement will be forfeited for no consideration if the announced Business Combination with StudioCo is completed (estimated probability of
91% as of December 31, 2023).

(1)
Estimated by solving for the implied probability of completing the
Business Combination

with StudioCo
based on the public warrant price and the contemplated exchange price of

$0.50, adjusted for the time value of money.

(2)
Derived as follows:
9%*(1-91%),

where 9% represents the probability of completing a different business combination based on public trading of rights for special purpose acquisition companies and 91% represents the probability of completing the Business Combination with StudioCo
.

(3)	Based on public trading of rights for special purpose acquisition companies and their implied business combination probabilities as of December 31, 2022.

The change in the fair value of the warrant liabilities for the years ended December 31, 2022 and 2023, respectively, is summarized as follows:

Level 3 Derivative warrant liability at December 31, 2021	$—
Issuance of Private Warrants on January 10, 2022	17,482,666
Change in fair value of derivative warrant liability	(14,197,333)

Level 3 Derivative warrant liability at December 31, 2022	3,285,333
Change in fair value of derivative warrant liability	(2,816,000)

Level 3 Derivative warrant liability at December 31, 2023	$469,333

The following table provides quantitative information regarding Level 3 fair value measurement inputs for the PIPE with reduction right liability as of their measurement dates:

Inputs:	As of December 22, 2023	As of December 31, 2023
Ordinary share stock price	$10.62	$10.60
Term (1)	0.30	0.28
Risk-free rate of interest (2)	5.24%	5.20%
Probability of completing the Business Combination (3)	91%	91%

(1)	Assumes the transaction closes on April 10, 2024.
(2)	Reflects 3-month US treasury, secondary market rate as of the valuation date.
(3)
Estimated by solving for the implied probability of completing the
Business Combination

with St
u
dioCo

based on the public warrant price and the contemplated exchange price of $
0.50
, adjusted for the time value of money.

The change in the fair value of the PIPE with reduction right liability for the year ended December 31, 2023 is summarized as follows:

Level 3 PIPE reduction right liability December 31, 2022	$—
Issuance of PIPE with reduction right liability on December 22, 2023	18,797,300
Change in fair value of PIPE reduction right liability	(544,290)

Level 3 PIPE with reduction right liability at December 31, 2023	$18,253,010